UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada August 11, 2011
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: 4,808,729
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
06/30/2011

AGNICO-EAGLE MINES     Common 008474108  85562  1404725  SHS Sole None   1404725
AGRIUM INC.            Common 008916108  55809  658975   SHS Sole None   658975
BANK OF MONTREAL       Common 063671101  252    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  120783 2079244  SHS Sole None   2079244
BARRICK GOLD CORP      Common 067901108  275157 6283550  SHS Sole None   6283550
BAYTEX ENERGY CORPORAT Common 07317Q105  3429   65000    SHS Sole None   65000
CAE INC.               Common 124765108  37141  2854825  SHS Sole None   2854825
CAMECO CORP            Common 13321L108  89287  3509725  SHS Sole None   3509725
CANADIAN NATIONAL RAIL Common 136375102  90215  1169494  SHS Sole None   1169494
CANADIAN NATURAL RESOU Common 136385101  132633 3280561  SHS Sole None   3280561
CANADIAN PACIFIC RAILW Common 13645T100  76854  1277275  SHS Sole None   1277275
CELESTICA INC          Common 15101Q108  41983  4968420  SHS Sole None   4968420
ENBRIDGE INC           Common 29250N105  4328   138000   SHS Sole None   138000
ENCANA CORP            Common 292505104  163609 5493915  SHS Sole None   5493915
GOLDCORP INC           Common 380956409  127779 2739100  SHS Sole None   2739100
IMPERIAL OIL LTD       Common 453038408  120432 2681026  SHS Sole None   2681026
MAGNA INTERNATIONAL CL ClassA 559222401  140258 2689509  SHS Sole None   2689509
MANULIFE FINANCIAL COR Common 56501R106  165370 9682090  SHS Sole None   9682090
POTASH CORP            Common 73755L107  239936 4360880  SHS Sole None   4360880
PRECISION DRILLING TRU Common 740215108  111609 8058376  SHS Sole None   8058376
ROYAL BANK OF CANADA   Common 780087102  187633 3424591  SHS Sole None   3424591
SHAW COMMUNICATIONS IN ClassB 82028K200  54867  2495100  SHS Sole None   2495100
SUNCOR ENERGY INC      Common 8677229106 247318 6452802  SHS Sole None   6452802
TALISMAN ENERGY INC    Common 87425E103  125293 6324710  SHS Sole None   6324710
TECK RESOURCES LTD. CL classB 878742204  120469 2457550  SHS Sole None   2457550
THOMSON REUTERS COPR   Common 884903105  92479  2553950  SHS Sole None   2553950
TORONTO-DOMINION BANK  Common 891160509  405168 4947103  SHS Sole None   4947103
ACCENTURE PLC - CL A   ClassA G1151C101  31868  527441   SHS Sole None   527441
AFLAC INC              Common 001055102  47024  1007372  SHS Sole None   1007372
ANADARKO PETROLEUM COR Common 032511107  38478  501273   SHS Sole None   501273
APPLIED MATERIALS INC  Common 038222105  36399  2797790  SHS Sole None   2797790
AUTOMATIC DATA PROCESS Common 053015103  43     800      SHS Sole None   800
BARRICK GOLD CORP      Common 067901108  58541  1292575  SHS Sole None   1292575
BEST BUY CO INC        Common 086516101  54016  1719717  SHS Sole None   1719717
BOEING CO              Common 097023105  69159  935464   SHS Sole None   935464
CHESAPEAKE ENERGY CORP Common 165167107  25117  845984   SHS Sole None   845984
CHUBB CORP             Common 171232101  376    6000     SHS Sole None   6000
CLARK HOLDINGS INC.    Common 18145M109  0      200      SHS Sole None   200
DELL INC.              Common 24702R101  36199  2171495  SHS Sole None   2171495
EXXON MOBIL CORP       Common 30231G102  40467  497265   SHS Sole None   497265
FLUOR CORP             Common 343412102  36045  557454   SHS Sole None   557454
FREEPORT-MCMORAN COPPE Common 35671D857  28999  548178   SHS Sole None   548178
GARMIN LTD             Common H2906T109  25038  758041   SHS Sole None   758041
GOLDMAN SACHS GROUP IN Common 38141G104  57385  431175   SHS Sole None   431175
HARMAN INTERNATIONAL   Common 413086109  18709  410554   SHS Sole None   410554
INTEL CORP             Common 458140100  55070  2485128  SHS Sole None   2485128
INTL BUSINESS MACHINES Common 459200101  26864  156597   SHS Sole None   156597
JOHNSON & JOHNSON      Common 478160104  69332  1042270  SHS Sole None   1042270
JPMORGAN CHASE & CO    Common 46625H100  49028  1197566  SHS Sole None   1197566
MARATHON OIL CORP      Common 565849106  30466  578331   SHS Sole None   578331
MARKET VECTORS VIETNAM Common 57060U761  6      300      SHS Sole None   300
MCGRAW-HILL COMPANIES  Common 580645109  51006  1217043  SHS Sole None   1217043
MICROSOFT CORPORATION  Common 594918104  82816  3185236  SHS Sole None   3185236
MONSANTO CO            Common 61166W101  68909  949943   SHS Sole None   949943
NABORS INDUSTRIES LTD  Common G6359F103  33145  1345182  SHS Sole None   1345182
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  34857  465194   SHS Sole None   465194
PFIZER INC             Common 717081103  2      100      SHS Sole None   100
PITNEY BOWES INC       Common 724479100  3670   159627   SHS Sole None   159627
PROCTER & GAMBLE       Common 742718109  3910   61500    SHS Sole None   61500
PROSHARES ULTRA MSCI J Common 74347X708  7      100      SHS Sole None   100
QUALCOMM INC           Common 747525103  31300  551152   SHS Sole None   551152
SANDRIDGE ENERGY INC.  Common 80007P307  5      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  56949  659130   SHS Sole None   659130
SPECTRA ENERGY CORP    Common 847560109  36535  1332904  SHS Sole None   1332904
STATE STREET CORP      Common 857477103  40912  907337   SHS Sole None   907337
SUNCOR ENERGY INC      Common 867224107  32282  825628   SHS Sole None   825628
THE MOSAIC CO          Common 61945C103  37055  547104   SHS Sole None   547104
THE WALT DISNEY CO.    Common 254687106  35375  906123   SHS Sole None   906123
TRANSOCEAN LIMITED     Common H8817H100  42772  662518   SHS Sole None   662518
VANGUARD HIGH YIELD CO Common 922031760  193    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  491    49307    SHS Sole None   49307
VANGUARD INTRM TRM BON Common 921937306  1000   87886    SHS Sole None   87886
WAL-MART STORES INC    Common 931142103  11311  212845   SHS Sole None   212845
WELLS FARGO & COMPANY  Common 949746101  53947  1922562  SHS Sole None   1922562